Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
C000168177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares
C000026763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000026762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000168177
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	2.10%	1.45%
Without Sales Load [Member] | C000026761
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%	1.92%	1.18%
Without Sales Load [Member] | C000026763
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	2.08%	1.49%
Without Sales Load [Member] | C000026762
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%	2.00%	1.39%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Federated Investors Inc. Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.31%	(0.17%)	1.26%
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	5.52%	2.22%	1.60%
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	5.52%	2.22%	1.60%
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	5.52%	2.22%	1.60%
Federated Investors Inc. Index: ICE BofA US 6-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US 6-Month Treasury Bill Index
Average Annual Return, Percent	5.52%	2.22%	1.60%